UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX
               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-09841
                                                    --------------
                             UBS Willow Fund L.L.C.
               ---------------------------------------------------
               (Exact name of registrant as specified in charter)

                     1285 Avenue of the Americas, 37th Floor
                               New York, NY 10019
               ---------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Michael Mascis
                        c/o UBS Financial Services, Inc.
                           1285 Avenue of the Americas
                               New York, NY 10019
               ---------------------------------------------------
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 212-713-2217
                                                           -------------

                      Date of fiscal year end: December 31
                                              ------------
             Date of reporting period: July 1, 2003 - June 30, 2004
                                      -----------------------------

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

                               PROXY VOTING RECORD
                    FOR PERIOD JULY 1, 2003 TO JUNE 30, 2004

[LOGO](SM) PFPC
A member of The PNC Financial Services Group

FORM N-PX SPREADSHEET*

REGISTRANT NAME: __UBS Willow Fund LLC_____________________________
INVESTMENT COMPANY ACT FILE NUMBER: _____________________________
REPORTING PERIOD: 07/01/2003 - 06/30/2004
REGISTRANT  ADDRESS: ____________________________
NAME OF SERIES (AS APPLICABLE):  __________________________________

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                                                                                                            FUND'S VOTE
                                                                                                              FOR OR
                                                                                                              AGAINST      WHETHER
                                                                                                   WHETHER    PROPOSAL,   VOTE WAS
                      EXCHANGE                                                    WHO PROPOSED   FUND CAST   OR ABSTAIN;   FOR OR
ISSUER OF PORTFOLIO    TICKER    CUSIP #     SHAREHOLDER     SUMMARY OF MATTER   MATTER: ISSUER    VOTE ON     FOR OR      AGAINST
     SECURITY          SYMBOL               MEETING DATE         VOTED ON        / SHAREHOLDER     MATTER     WITHHOLD    MANAGEMENT
                                                                                                              REGARDING
                                                                                                            ELECTION OF
                                                                                                              DIRECTORS
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
                                                          Director's recommend:
                                                          A vote for election of
                                                          the following nominees
                                                          01-V.L. Lund
                                                          (Chairman), 02-C.
Mariner Health Care     MHCAW   56845X108    7/30/2003    Christian Winkle,       Issuer              Yes   For all          For
                                                          03-Patick H.                                      nominees
                                                          Daugherty, 04-Earl P.
                                                          Holland, 05-Philip L..
                                                          Maslowe, 06-Mohsin Y.
                                                          Meghji, 07-M. Edward
                                                          Stearns
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                                                          Ballot for Accepting
                                                          or Rejecting the joint
                                                          plan of reorganization
Condor Systems, Inc.    CONSYS  206771AC1    12/2/2003    under Chapter 11 of     Issuer / Creditor   Yes   Accepts Votes    For
                                                          the Bankruptcy Code                               for the plan
                                                          (Class 5-General
                                                          Unsecured Claims)
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                                                          Worldcom is soliciting
                                                          acceptances of its
Worldcom, Inc           WCOM    98157DAF3     8/8/2003    plan of                 Issuer              Yes   Accept           For
                                                          reorganization.
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                                                          Worldcom is soliciting
                                                          acceptances of its
Worldcom, Inc           WCOM    98155KAC6     8/8/2003    plan of                 Issuer              Yes   Accept           For
                                                          reorganization.
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                                                          Worldcom is soliciting
                                                          acceptances of its
Worldcom, Inc           WCOM    98155KAB8     8/8/2003    plan of                 Issuer              Yes   Accept           For
                                                          reorganization.
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                                                          Worldcom is soliciting
                                                          acceptances of its
Worldcom, Inc           WCOM    98157DAK2     8/8/2003    plan of                 Issuer              Yes   Accept           For
                                                          reorganization.
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                                                          Worldcom is soliciting
                                                          acceptances of its
Worldcom, Inc           WCOM    98157DAJ5     8/8/2003    plan of                 Issuer              Yes   Accept           For
                                                          reorganization.
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                                                          GMI Merger
                                                          Corporation, a wholly
                                                          owned subsidiary of
                                                          "GMI Holding
Guilford Mills          GMI     401794201                 Corporation",           Issuer              Yes   Please take      Against
                                                          announced a tender                                no action
                                                          offer for all
                                                          outstanding shares of
                                                          common stock of
                                                          Guilford Mills, Inc.
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                                                          1. To approve an
                                                          amendment to the
                                                          company's amended and
                                                          restated certificate
                                                          of incorporation to
                                                          increase the maximum
                                                          size of the board of
Zilog, Inc.             ZILG    989524202     2/12/2004   directors to nine       Issuer              Yes   For              For
                                                          members, and to
                                                          eliminate certain
                                                          restrictions on board
                                                          membership and
                                                          nominating committee
                                                          membership.
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                                                          2. To approve adoption
                                                          of the 2004 omnibus
                                                          stock incentive plan
                                                          and a related           Issuer              Yes   For              For
                                                          amendment to the
                                                          company's amended and
                                                          restated certificate
                                                          of incorportation.
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                                                          3. To approve adoption
                                                          of the 2004 employee    Issuer              Yes   For              For
                                                          stock purchase plan.
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                                                          4. To approve each of
                                                          the four forms of
                                                          amendment to the
                                                          company's amended and
                                                          restated certificate
                                                          of incorporation set
                                                          forth at the annexes    Issuer              Yes   Against          Against
                                                          E-1, E-2, E-3 and E-4,
                                                          to effect a reverse
                                                          stock split of the
                                                          company's common
                                                          stock, as more fully
                                                          described in the proxy
                                                          statement.
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                                                          5. To approve an
                                                          amendment to the
                                                          company's amended and
                                                          restated certificate
                                                          of incorporation to     Issuer              Yes   For              For
                                                          increase the number of
                                                          authorized shares of
                                                          common stock from
                                                          40,000,000 to
                                                          60,000,000 shares.
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                                                          1. Directors
                                                          recommend: a vote for
                                                          election of the
                                                          following nominees
Sun Healthcare Group    SUNH    866933401    5/19/2004    01-Gregory S.           Issuer              Yes   For all          For
                                                          Anderson, 02-Richard                              nominees
                                                          K. Matros, 03-Bruce C.
                                                          Vladeck, PH.D.,
                                                          04-Milton J. Walters
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                                                          2. On the proposal to
                                                          approve the amended
                                                          and restated 2004
                                                          equity incentive plan   Issuer              Yes   For              For
                                                          (formerly known as the
                                                          2002 management equity
                                                          incentive plan).
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                                                          3. On the proposal to
                                                          ratify the appointment
                                                          of Ernst & Young LLP
                                                          as independent public
                                                          accountants of the      Issuer              Yes   For              For
                                                          company for the fiscal
                                                          year ending December
                                                          31, 2004.
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                                                          1. Directors
                                                          recommend: a vote for
                                                          election of the
                                                          following nominees
Knology, Inc            KNOL    499183804     5/4/2004    01-William Laverack,    Issuer              Yes   For all          For
                                                          Jr., 02-Bret D.                                   nominees
                                                          Pearlman, 03-Alan A.
                                                          Burgess, 04-Donald W.
                                                          Burton, 05-William H.
                                                          Scott, III
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                                                          2. Approval of the
                                                          elimination of
                                                          designations for our
                                                          preferred stock in our  Issuer              Yes   For              For
                                                          amended and restated
                                                          certificate of
                                                          incorporation.
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                                                          3. Approval of certain
                                                          changes in our amended
                                                          and restated
                                                          certificate of
                                                          incorporation to the    Issuer              Yes   For              For
                                                          manner in which our
                                                          non-voting common
                                                          stock converts into
                                                          common stock.
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                                                          4. Approval of the
                                                          limitation of
                                                          stockholder action by
                                                          written consent in our  Issuer              Yes   For              For
                                                          amended and restated
                                                          certificate of
                                                          incorporation.
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                                                          5. Approval of the
                                                          repricing of certain    Issuer              Yes   For              For
                                                          of our stock options.
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                                                          6. Approval of the
                                                          amended and restated    Issuer              Yes   For              For
                                                          2002 long-term
                                                          incentive plan.
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                                                          1. Directors
                                                          recommend: A vote for
                                                          election of the
Zilog, Inc              ZILG    989524301    5/26/2004    following nominees      Issuer              Yes   For all          For
                                                          01-Michael D. Burger,                             nominees
                                                          02-Federico Faggin,
                                                          03-Robin A. Abrams,
                                                          04-David G. Elkins
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                                                          2. Ratification of the
                                                          selection of KPMG LLP   Issuer              Yes   For              For
                                                          as our independent
                                                          auditors.
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                                                          1. Proposal to approve
James River Coal                             5/25/2004    the Company's 2004      Issuer              Yes   For              For
                                                          Equity Incentive Plan
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                                                          2. Proposal to approve
                                                          the Rights Agreement
                                                          by and between the      Issuer              Yes   Against          For
                                                          Company and SunTrust
                                                          Bank, as Rights Agent.
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                                                          3. In accordance with
                                                          their best judgement
                                                          with respect to any
                                                          other matters that may
                                                          properly come before
                                                          the meeting.
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                                                          Globalstar
                                                          L.P./Globalstar Corp
                                                          is soliciting
Globalstar LP           GSTRF   379363AP9     6/7/2004    acceptances of its      Issuer              Yes   Accept plan of   For
                                                          fourth amended joint                              reorganization
                                                          plan under chapter 11
                                                          of the bankruptcy
                                                          code.
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                                                          Globalstar
                                                          L.P./Globalstar Corp
                                                          is soliciting
Globalstar LP           GSTRF   379363AK0     6/7/2004    acceptances of its      Issuer              Yes   Accept plan of   For
                                                          fourth amended joint                              reorganization
                                                          plan under chapter 11
                                                          of the bankruptcy
                                                          code.
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

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant               UBS Willow Fund L.L.C.
          --------------------------------------------------------------

By (Signature and Title)* /s/ Mitchell Tanzman
                          ----------------------------------------------
                          Mitchell Tanzman, Chief Executive Officer
                          (Principal Executive Officer)

Date        August 13, 2004
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*Print the name and title of each signing officer under his or her signature.